UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 28, 2018

Invest in high-quality
mortgages for income
and diversification.

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	–4.46%	0.61%	1.38%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.69% for Class A shares as of the prospectus dated November 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Financial market volatility returned in February to couple with higher interest rates over the previous six months. These dual headwinds proved to be a difficult environment for mortgage-backed funds, as higher intermediate and long-term interest rates resulted in lower bond prices despite a generally positive economic backdrop. In the aggregate, investments resulted in negative total returns for American Funds Mortgage Fund shareholders.

For the six months ended February 28, 2018, the fund posted a total return of –2.72%, with all distributions reinvested. By way of comparison, the unmanaged Bloomberg Barclays U.S. Mortgage Backed Securities Index — the fund’s primary benchmark — lost 1.89%, while the fund’s peer group, as measured by the Lipper Intermediate U.S. Government Funds Average, fell by 2.53%. The Lipper GNMA Funds Average declined 1.90%.

During the six-month period, the fund paid dividends totaling about 6 cents a share, resulting in an income return of 0.57% for those investors opting to reinvest dividends. Those who took their dividends in cash saw an income return of 0.57%. The fund also paid a capital gain of 2.5 cents a share on December 29, 2017.

Bond market overview

U.S. economic data remained positive for much of the six-month period. The Tax Cuts and Jobs Act (TCJA) passed in December helped encourage an equity market rally that saw the VIX index touch a multidecade low of 9.14. Importantly, interest rate volatility was also historically low, as the benchmark 10-year Treasury rate remained range-bound until January.

Results at a glance

For periods ended February 28, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	–2.72%	–1.08%	0.92%	1.29%	1.87%
Bloomberg Barclays U.S. Mortgage Backed Securities Index*	–1.89	0.16	1.03	1.70	2.22
Lipper Intermediate U.S. Government Funds Average†	–2.53	–0.81	0.31	0.69	1.42
Lipper GNMA Funds Average†	–1.90	–0.88	0.24	0.73	1.61

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

American Funds Mortgage Fund	1

In September, the U.S. Federal Reserve announced its decision to begin to unwind its balance sheet purchases in 2018. This move, along with its subsequent 25-basis-point increase of the benchmark federal funds target rate to a range of 1.25% to 1.50% in December, were both widely expected. Longer term rates, which have a greater impact on mortgage interest rates, finished the period higher.

While the TCJA did impose limits on property tax and mortgage interest deductibility, we do not anticipate any meaningful impact on the mortgage-backed securities (MBS) market because only a very small portion of properties will be affected. Reducing the interest deductibility cap to $750,000 from $1 million on new loans will have an incrementally negative impact on demand in those markets where larger loans make up a material portion of the housing supply. Overall, the magnitude of the impact in those markets is still expected to be modest.

Rising rates and stronger than expected wage data sent equity volatility higher at the beginning of February. Corporate bond and mortgage-backed securities under-performed similar duration U.S. Treasuries as the previously constructive market sentiment shifted to one of greater concern for Fed policy and financial market uncertainty. Equities hit correction levels on February 8 before rallying back to retrace some of their earlier gains. Credit and mortgage markets also partially recovered.

Mortgage rates rose over the period. Freddie Mac reported the average commitment rate for a 30-year conventional fixed-rate mortgage rose to 4.40% at the end of February. For comparison, the mortgage rate was 3.83% at the end of September, an increase of nearly 0.60%. This move materially reduces refinancing opportunities for existing homeowners. Housing starts rose very modestly over the trailing 12 months through February, partially attributable to higher interest rates and perhaps also because of somewhat lower affordability caused by higher home prices.

Although mortgage delinquencies did rise in the fourth quarter of 2017, our bottom-up loan level analysis suggests this was almost exclusively related to natural disaster zones as declared by FEMA.

Inside the portfolio

American Funds Mortgage Fund sought to invest in select mortgage-backed securities and other high-quality investments during the past six months. Given the marginal significance of mortgage policy changes over the period, investment decisions were instead based on long-term convictions and informed by the macroeconomic outlook.

Overall portfolio positioning strategy has not changed with recent market movements. In accordance with our long-term view, managers continue to be positioned for the yield curve to steepen. A steepening curve anticipates longer term rates rising relative to shorter term rates and/or shorter term rates falling relative to longer term rates.

To manage duration and curve positioning, the managers utilized both cash bonds and derivatives such as interest rate swaps and futures. In this case, the fund primarily used these derivatives to shift its interest rate exposure away from long maturities and towards intermediate maturities. The curve steepening view underperformed in

2	American Funds Mortgage Fund

the first months of the period, but importantly, performed well during the volatile February timeframe.

Another theme of the portfolio continues to be the Treasury Inflation Protected Securities (TIPS) position, which had a modest net negative impact during the period.

Looking ahead

Portfolio managers continue to believe the fund should be positioned for a further increase in financial market volatility due in part to the anticipated further tightening in U.S. monetary conditions. The Fed has signaled its intention to raise policy rates multiple times in 2018 and accelerate its balance sheet shrinkage to $50 billion per month later in the year. We remain underweight in agency MBS based on the view that reduced mortgage-backed security reinvestments by the Fed may result in additional MBS supply for private investors, potentially improving investment opportunities for the fund. We generally own U.S. Treasuries and other highly rated securities which have lesser exposure to these risks.

We will continue to rely on a bottom-up analysis that prioritizes evaluating securities and sectors. Managers will also monitor the broader macroeconomic picture, which is of vital importance for all portfolios. American Funds Mortgage Fund provides investors with the ability to own very high-quality assets with low-interest-rate risk relative to most government securities and minimal credit risk compared to corporate bonds. We expect a fund with these characteristics to do well in periods where the market shifts towards more uncertainty, helping investors remain well diversified.

Thank you for choosing to invest in American Funds Mortgage Fund. We look forward to reporting to you again in six months.

Cordially,

David Betanzos
President

April 16, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.81%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.26%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Mortgage Fund	3

Summary investment portfolio February 28, 2018	unaudited

Mortgage-backed obligations summary	Percent of net assets
30-year pass-throughs:
Fannie Mae	30.18%
Ginnie Mae	10.34
Freddie Mac	4.36	44.88%
15-year pass-throughs		3.04
Other		8.32
Total		56.24%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	33.66%
AAA/Aaa	53.59
AA/Aa	1.92
Unrated	3.64
Short-term securities & other assets less liabilities	7.19

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments 92.81%	Principal amount (000)	Value (000)
Mortgage-backed obligations 56.24%
Federal agency mortgage-backed obligations 54.47%
Fannie Mae 3.50% 2033[1,2]	$130,000	$131,990
Fannie Mae 4.00% 2047[1]	73,599	75,811
Fannie Mae 4.00% 2047[1]	52,844	54,445
Fannie Mae 4.00% 2047[1]	27,595	28,325
Fannie Mae 3.50% 2048[1,2]	207,290	206,658
Fannie Mae 4.00% 2048[1,2]	500,000	511,419
Fannie Mae 4.00% 2048[1,2]	208,848	213,226
Fannie Mae 4.50% 2048[1,2]	25,000	26,147
Fannie Mae 2.28%–5.00% 2033–2053[1,2]	197,529	202,858
Freddie Mac 4.00% 2048[1,2]	129,200	132,148
Freddie Mac 4.00% 2048[1,2]	25,000	25,613
Freddie Mac 2.52%–6.00% 2023–2047[1,3]	57,975	58,951
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[1]	25,192	24,711
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[1]	99,922	95,852
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	61,205	60,882
Government National Mortgage Assn. 4.00% 2047[1]	41,156	42,308
Government National Mortgage Assn. 4.00% 2048[1,2]	115,006	117,836
Government National Mortgage Assn. 4.00% 2048[1,2]	32,494	33,248
Government National Mortgage Assn. 4.50% 2048[1,2]	121,825	126,546
Government National Mortgage Assn. 4.50% 2048[1,2]	75,000	77,965
Government National Mortgage Assn. 0.74%–6.50% 2032–2066[1,3]	198,658	72,712
Other securities		46,380
		2,366,031

Collateralized mortgage-backed (privately originated) 1.70%
Other securities		73,685

Commercial mortgage-backed securities 0.07%
Other securities		3,055

Total mortgage-backed obligations		2,442,771

U.S. Treasury bonds & notes 23.82%
U.S. Treasury 16.87%
U.S. Treasury 1.625% 2019	165,000	164,137
U.S. Treasury 1.875% 2019	71,000	70,541
U.S. Treasury 1.875% 2022	84,000	81,618
U.S. Treasury 1.875% 2022	76,000	73,533
U.S. Treasury 1.875% 2022	28,000	27,234
U.S. Treasury 2.00% 2022	25,500	24,777
U.S. Treasury 2.125% 2022[4]	111,000	108,382
U.S. Treasury 1.625% 2023	35,321	33,507
U.S. Treasury 2.50% 2024[4]	28,000	27,594
U.S. Treasury 1.50%–2.88% 2020–2046	124,777	121,464
		732,787

U.S. Treasury inflation-protected securities 6.95%
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	56,317	55,440
U.S. Treasury Inflation-Protected Security 0.375% 2025[4,5]	29,836	29,294
U.S. Treasury Inflation-Protected Security 2.00% 2026[5]	48,815	53,676
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	104,318	86,510

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	$540	$676
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	33,075	31,661
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	40,826	44,624
		301,881

Total U.S. Treasury bonds & notes		1,034,668

Federal agency bonds & notes 9.84%
Fannie Mae 0.875% 2019	100,000	98,138
Fannie Mae 1.875% 2022	138,000	134,130
Fannie Mae 2.00% 2022	201,000	195,123
		427,391

Asset-backed obligations 2.90%
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 2020[1]	25,295	25,248
Other securities		100,543
		125,791

Corporate bonds & notes 0.01%
Financials 0.01%
Other securities		641

Total bonds, notes & other debt instruments (cost: $4,073,333,000)		4,031,262

Short-term securities 44.55%
Apple Inc. 1.56%–1.65% due 3/27/2018–4/17/2018[6]	105,000	104,847
Emerson Electric Co. 1.51%–1.53% due 3/12/2018–3/19/2018[6]	76,000	75,949
Fannie Mae 1.30% due 3/28/2018	25,000	24,972
Federal Home Loan Bank 1.31%–1.61% due 3/6/2018–5/16/2018	888,200	886,722
IBM Credit LLC 1.45%–1.69% due 3/7/2018–4/24/2018[6]	110,000	109,864
Intel Corp. 1.51% due 3/6/2018	65,200	65,184
John Deere Canada ULC 1.57% due 3/5/2018[6]	49,100	49,090
Qualcomm Inc. 1.59% due 4/3/2018[6]	25,000	24,961
U.S. Treasury Bills 1.39%–1.51% due 4/19/2018–6/14/2018	305,200	304,084
Unilever Capital Corp. 1.37% due 3/1/2018[6]	31,800	31,799
United Parcel Service Inc. 1.58% due 3/21/2018[6]	42,600	42,561
Wal-Mart Stores, Inc. 1.51% due 3/7/2018[6]	75,000	74,979
Walt Disney Co. 1.50%–1.63% due 3/26/2018–4/27/2018[6]	75,000	74,835
Other securities		65,025

Total short-term securities (cost: $1,935,154,000)		1,934,872
Total investment securities 137.36% (cost: $6,008,487,000)		5,966,134
Other assets less liabilities (37.36)%		(1,622,673)

Net assets 100.00%		$4,343,461

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

6	American Funds Mortgage Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $641,000, which represented .01% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	2/28/2018[8]	at 2/28/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
20 Year U.S. Treasury Bond Futures	Long	233	June 2018	$23,300	$33,421	$48
30 Year Ultra U.S. Treasury Bond Futures	Long	32	June 2018	3,200	4,988	20
10 Year Ultra U.S. Treasury Note Futures	Short	596	June 2018	(59,600)	(76,325)	(305)
5 Year U.S. Treasury Note Futures	Long	18,910	July 2018	1,891,000	2,154,410	(2,448)
90 Day Euro Dollar Futures	Long	2,600	December 2018	650,000	633,555	(996)
						$(3,681)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	2/28/2018	receipts	at 2/28/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
2.088%	U.S. EFFR	2/6/2020	$270,000	$(282)	$—	$(282)
2.0115%	U.S. EFFR	2/8/2020	325,000	(832)	—	(832)
3-month USD-LIBOR	1.217%	9/22/2021	70,000	3,520	—	3,520
3-month USD-LIBOR	1.225%	9/22/2021	70,000	3,501	—	3,501
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	4,877	—	4,877
2.0145%	3-month USD-LIBOR	10/20/2021	200,000	(4,691)	—	(4,691)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	1,262	—	1,262
2.009%	3-month USD-LIBOR	10/4/2022	102,000	(3,222)	—	(3,222)
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	(3,473)	—	(3,473)
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	4,818	—	4,818
3-month USD-LIBOR	2.24%	12/5/2026	85,400	4,135	—	4,135
3-month USD-LIBOR	2.27%	12/5/2026	69,600	3,205	—	3,205
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(322)	—	(322)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	627	—	627
3-month USD-LIBOR	2.454%	1/15/2045	7,000	681	—	681
3-month USD-LIBOR	2.516%	10/20/2045	15,000	1,297	—	1,297
3-month USD-LIBOR	2.525%	10/20/2045	10,000	847	—	847
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	1,334	—	1,334
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	500	—	500
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	394	—	394
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	1,125	—	1,125
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	972	—	972
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	1,080	—	1,080
3-month USD-LIBOR	2.33725%	2/1/2046	25,000	3,061	—	3,061
3-month USD-LIBOR	1.991%	6/13/2046	6,000	1,157	—	1,157
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	772	—	772

American Funds Mortgage Fund	7

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	2/28/2018	receipts	at 2/28/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	1.7985%	6/30/2046	$12,000	$2,777	$—	$2,777
3-month USD-LIBOR	2.7265%	12/22/2046	34,000	1,554	—	1,554
U.S. EFFR	2.5635%	2/12/2048	45,279	(181)	—	(181)
					$—	$30,493

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $54,633,000, which represented 1.26% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $789,169,000, which represented 18.17% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

8	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $6,008,487)		$5,966,134
Cash		2,031
Receivables for:
Sales of investments	$1,916,115
Sales of fund’s shares	1,396
Variation margin on futures contracts	2,049
Variation margin on swap contracts	462
Interest	11,702	1,931,724
		7,899,889

Liabilities:
Payables for:
Purchases of investments	3,551,261
Repurchases of fund’s shares	1,316
Dividends on fund’s shares	12
Investment advisory services	763
Services provided by related parties	301
Trustees’ deferred compensation	7
Variation margin on futures contracts	270
Variation margin on swap contracts	2,475
Other	23	3,556,428
Net assets at February 28, 2018		$4,343,461

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,473,987
Distributions in excess of net investment income		(133)
Accumulated net realized loss		(114,852)
Net unrealized depreciation		(15,541)
Net assets at February 28, 2018		$4,343,461

See Notes to Financial Statements

American Funds Mortgage Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (441,349 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$206,381	20,972	$9.84
Class C	16,978	1,731	9.81
Class T	10	1	9.84
Class F-1	14,615	1,485	9.84
Class F-2	57,125	5,802	9.84
Class F-3	11,788	1,197	9.84
Class 529-A	20,812	2,116	9.84
Class 529-C	4,336	443	9.79
Class 529-E	1,461	149	9.84
Class 529-T	10	1	9.84
Class 529-F-1	7,326	745	9.84
Class R-1	4,339	442	9.81
Class R-2	3,187	326	9.79
Class R-2E	99	10	9.83
Class R-3	32,270	3,282	9.83
Class R-4	3,914	398	9.84
Class R-5E	10	1	9.84
Class R-5	1,145	116	9.84
Class R-6	3,957,655	402,132	9.84

See Notes to Financial Statements

10	American Funds Mortgage Fund

Statement of operations	unaudited
for the six months ended February 28, 2018	(dollars in thousands)

Investment income:
Income:
Interest		$35,833
Fees and expenses*:
Investment advisory services	$4,556
Distribution services	539
Transfer agent services	314
Administrative services	950
Reports to shareholders	23
Registration statement and prospectus	298
Trustees’ compensation	10
Auditing and legal	9
Custodian	6
Other	67
Total fees and expenses before reimbursement	6,772
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		6,772
Net investment income		29,061

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments in unaffiliated issuers	(32,672)
Futures contracts	(73,174)
Swap contracts	(3,006)	(108,852)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(62,487)
Futures contracts	(7,497)
Swap contracts	42,642	(27,342)
Net realized loss and unrealized depreciation		(136,194)
Net decrease in net assets resulting from operations		$(107,133)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Mortgage Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28, 2018*	August 31, 2017
Operations:
Net investment income	$29,061	$40,791
Net realized (loss) gain	(108,852)	19,143
Net unrealized (depreciation) appreciation	(27,342)	15,183
Net (decrease) increase in net assets resulting from operations	(107,133)	75,117

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(29,988)	(50,431)
Distributions from net realized gain on investments	(10,371)	(25,288)
Total dividends and distributions paid or accrued to shareholders	(40,359)	(75,719)

Net capital share transactions	882,726	1,078,612

Total increase in net assets	735,234	1,078,010

Net assets:
Beginning of period	3,608,227	2,530,217
End of period (including distributions in excess of and undistributed net investment income: $(133) and $794, respectively)	$4,343,461	$3,608,227

*	Unaudited.

See Notes to Financial Statements

12	American Funds Mortgage Fund

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Mortgage Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

14	American Funds Mortgage Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market

American Funds Mortgage Fund	15

on which the security trades. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	American Funds Mortgage Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,442,771	$—	$2,442,771
U.S. Treasury bonds & notes	—	1,034,668	—	1,034,668
Federal agency bonds & notes	—	427,391	—	427,391
Asset-backed obligations	—	125,791	—	125,791
Corporate bonds & notes	—	—	641	641
Short-term securities	—	1,934,872	—	1,934,872
Total	$—	$5,965,493	$641	$5,966,134

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$68	$—	$—	$68
Unrealized appreciation on interest rate swaps	—	43,496	—	43,496
Liabilities:
Unrealized depreciation on futures contracts	(3,749)	—	—	(3,749)
Unrealized depreciation on interest rate swaps	—	(13,003)	—	(13,003)
Total	$(3,681)	$30,493	$—	$26,812

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Mortgage Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower

18	American Funds Mortgage Fund

quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

American Funds Mortgage Fund	19

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

20	American Funds Mortgage Fund

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,309,041,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net

American Funds Mortgage Fund	21

realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $10,211,498,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$68	Net unrealized depreciation*	$3,749
Swaps	Interest	Net unrealized appreciation*	43,496	Net unrealized depreciation*	13,003
			$43,564		$16,752

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(73,174)	Net unrealized depreciation on futures contracts	$(7,497)
Swaps	Interest	Net realized loss on swap contracts	(3,006)	Net unrealized appreciation on swap contracts	42,642
			$(76,180)		$35,145

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation.

22	American Funds Mortgage Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$5,671
Undistributed long-term capital gains	5,409

As of February 28, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$49,619
Gross unrealized depreciation on investments	(67,352)
Net unrealized depreciation on investments	(17,733)
Cost of investments	6,010,679

American Funds Mortgage Fund	23

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2018						Year ended August 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$1,501		$287		$1,788		$4,035		$877		$4,912
Class B1							—	[2]	—	[2]	—	[2]
Class C	58		25		83		263		102		365
Class T3	—	[2]	—	[2]	—	[2]	—	[2]	—		—	[2]
Class F-1	108		21		129		343		77		420
Class F-2	448		74		522		1,091		255		1,346
Class F-3[4]	103		16		119		46		—		46
Class 529-A	136		28		164		331		73		404
Class 529-B1							—	[2]	—	[2]	—	[2]
Class 529-C	15		6		21		64		25		89
Class 529-E	8		2		10		22		5		27
Class 529-T3	—	[2]	—	[2]	—	[2]	—	[2]	—		—	[2]
Class 529-F-1	55		9		64		140		28		168
Class R-1	12		6		18		29		13		42
Class R-2	11		4		15		33		12		45
Class R-2E	1		—	[2]	1		1		—	[2]	1
Class R-3	155		42		197		278		85		363
Class R-4	19		3		22		49		11		60
Class R-5E	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-5	9		2		11		12		2		14
Class R-6	32,268		4,927		37,195		57,827		9,590		67,417
Total	$34,907		$5,452		$40,359		$64,564		$11,155		$75,719

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

24	American Funds Mortgage Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2018, the investment advisory services fee was $4,556,000, which was equivalent to an annualized rate of 0.229% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

American Funds Mortgage Fund	25

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2018, unreimbursed expenses subject to reimbursement totaled $48,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% of average daily net assets and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	American Funds Mortgage Fund

For the six months ended February 28, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$267	$184		$11		Not applicable
Class C	95	17		5		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	19	12		4		Not applicable
Class F-2	Not applicable	28		13		Not applicable
Class F-3	Not applicable	—	*	3		Not applicable
Class 529-A	22	16		5		$7
Class 529-C	27	5		1		2
Class 529-E	4	1		—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	5		2		2
Class R-1	19	3		1		Not applicable
Class R-2	12	6		1		Not applicable
Class R-2E	— *	—	*	—	*	Not applicable
Class R-3	71	34		7		Not applicable
Class R-4	3	2		1		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	1		896		Not applicable
Total class-specific expenses	$539	$314		$950		$11

*	Amount less than one thousand.

American Funds Mortgage Fund	27

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $10,000 in the fund’s statement of operations reflects $9,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2018.

28	American Funds Mortgage Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2018

Class A	$29,582	2,941	$1,742		174		$(34,743)	(3,465)	$(3,419)	(350)
Class C	1,198	119	81		8		(4,623)	(462)	(3,344)	(335)
Class T	—	—	—		—		—	—	—	—
Class F-1	5,859	581	127		13		(5,174)	(517)	812	77
Class F-2	21,263	2,113	517		52		(9,397)	(940)	12,383	1,225
Class F-3	4,484	445	83		8		(3,317)	(330)	1,250	123
Class 529-A	4,701	468	162		16		(2,703)	(269)	2,160	215
Class 529-C	642	64	21		2		(2,555)	(255)	(1,892)	(189)
Class 529-E	205	21	10		1		(186)	(18)	29	4
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	1,301	130	64		6		(910)	(90)	455	46
Class R-1	1,795	180	18		2		(797)	(80)	1,016	102
Class R-2	761	76	15		2		(740)	(74)	36	4
Class R-2E	17	2	1		—	[2]	(7)	(1)	11	1
Class R-3	13,369	1,338	196		19		(6,601)	(661)	6,964	696
Class R-4	1,998	201	21		2		(335)	(33)	1,684	170
Class R-5E	66	7	—	[2]	—	[2]	(64)	(7)	2	— [2]
Class R-5	899	89	10		1		(471)	(47)	438	43
Class R-6	891,525	88,598	37,193		3,715		(64,577)	(6,493)	864,141	85,820
Total net increase (decrease)	$979,665	97,373	$40,261		4,021		$(137,200)	(13,742)	$882,726	87,652

See end of table for footnotes.

American Funds Mortgage Fund	29

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2017

Class A	$64,393	6,336	$4,764		471		$(80,215)	(7,913)	$(11,058)	(1,106)
Class B3	9	1	1		—	[2]	(200)	(20)	(190)	(19)
Class C	5,855	578	358		36		(11,131)	(1,102)	(4,918)	(488)
Class T4	10	1	—		—		—	—	10	1
Class F-1	13,684	1,344	419		41		(22,001)	(2,169)	(7,898)	(784)
Class F-2	45,771	4,487	1,282		127		(52,726)	(5,216)	(5,673)	(602)
Class F-3[5]	11,584	1,142	18		2		(714)	(70)	10,888	1,074
Class 529-A	6,666	656	402		40		(5,609)	(554)	1,459	142
Class 529-B3	12	1	—	[2]	—	[2]	(51)	(5)	(39)	(4)
Class 529-C	1,948	192	89		9		(2,345)	(232)	(308)	(31)
Class 529-E	478	47	27		3		(320)	(32)	185	18
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	1,961	195	167		16		(1,382)	(136)	746	75
Class R-1	3,760	374	42		4		(751)	(75)	3,051	303
Class R-2	1,266	126	45		4		(1,119)	(111)	192	19
Class R-2E	86	8	1		—	[2]	(5)	— [2]	82	8
Class R-3	28,485	2,823	362		36		(5,593)	(554)	23,254	2,305
Class R-4	1,256	123	59		6		(1,936)	(190)	(621)	(61)
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	495	49	14		1		(186)	(18)	323	32
Class R-6	1,036,710	102,249	67,416		6,660		(35,009)	(3,453)	1,069,117	105,456
Total net increase (decrease)	$1,224,439	120,733	$75,466		7,456		$(221,293)	(21,850)	$1,078,612	106,339

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

30	American Funds Mortgage Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,742,259,000 and $21,888,569,000, respectively, during the six months ended February 28, 2018.

10. Ownership concentration

At February 28, 2018, the fund had three shareholders, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund and American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 18%, 17% and 12%, respectively. CRMC is the investment adviser to the three target date retirement funds and the one college target date fund.

American Funds Mortgage Fund	31

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2018[4,5]	$10.20	$.06	$(.33)	$(.27)
8/31/2017	10.23	.10	.09	.19
8/31/2016	10.22	.08	.22	.30
8/31/2015	10.21	.04	.17	.21
8/31/2014	9.84	.10	.39	.49
8/31/2013	10.30	(.02)	(.24)	(.26)
Class C:
2/28/2018[4,5]	10.17	.02	(.33)	(.31)
8/31/2017	10.19	.02	.11	.13
8/31/2016	10.18	— [8]	.22	.22
8/31/2015	10.19	(.05)	.17	.12
8/31/2014	9.83	.02	.38	.40
8/31/2013	10.30	(.10)	(.23)	(.33)
Class T:
2/28/2018[4,5]	10.20	.07	(.33)	(.26)
8/31/2017[4,11]	10.10	.06	.10	.16
Class F-1:
2/28/2018[4,5]	10.20	.06	(.33)	(.27)
8/31/2017	10.23	.10	.09	.19
8/31/2016	10.22	.08	.22	.30
8/31/2015	10.21	.04	.17	.21
8/31/2014	9.84	.10	.38	.48
8/31/2013	10.30	(.03)	(.23)	(.26)
Class F-2:
2/28/2018[4,5]	10.21	.06	(.33)	(.27)
8/31/2017	10.23	.12	.11	.23
8/31/2016	10.22	.11	.22	.33
8/31/2015	10.21	.07	.17	.24
8/31/2014	9.85	.12	.38	.50
8/31/2013	10.30	(.01)	(.22)	(.23)
Class F-3:
2/28/2018[4,5]	10.20	.08	(.33)	(.25)
8/31/2017[4,12]	10.07	.09	.14	.23

32	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.06)	$(.03)	$(.09)	$9.84	(2.72)%[6]	$206		.68%[7]		.68%[7]		1.12%[7]
(.13)	(.09)	(.22)	10.20	1.94	218		.69		.69		.98
(.16)	(.13)	(.29)	10.23	2.90	229		.68		.68		.79
(.10)	(.10)	(.20)	10.22	2.09	164		.70		.70		.40
(.12)	—	(.12)	10.21	4.97	134		.72		.72		1.00
(.07)	(.13)	(.20)	9.84	(2.54)	174		.64		.64		(.18)

(.02)	(.03)	(.05)	9.81	(3.11)[6]	17		1.48	[7]	1.48	[7]	.32	[7]
(.06)	(.09)	(.15)	10.17	1.25	21		1.48		1.48		.18
(.08)	(.13)	(.21)	10.19	2.10	26		1.48		1.48		(.01)
(.03)	(.10)	(.13)	10.18	1.14	17		1.50		1.50		(.40)
(.04)	—	(.04)	10.19	4.09	15		1.54		1.54		.17
(.01)	(.13)	(.14)	9.83	(3.30)	25		1.47		1.47		(1.03)

(.07)	(.03)	(.10)	9.84	(2.61)[6,9]	—	[10]	.45	[7,9]	.45	[7,9]	1.35	[7,9]
(.06)	—	(.06)	10.20	1.63 [6,9]	—	[10]	.18	[6,9]	.18	[6,9]	.55	[6,9]

(.06)	(.03)	(.09)	9.84	(2.73)[6]	15		.70	[7]	.70	[7]	1.10	[7]
(.13)	(.09)	(.22)	10.20	1.92	14		.70		.70		.94
(.16)	(.13)	(.29)	10.23	2.91	23		.67		.67		.92
(.10)	(.10)	(.20)	10.22	2.08	10		.71		.71		.41
(.11)	—	(.11)	10.21	4.94	5		.74		.74		.99
(.07)	(.13)	(.20)	9.84	(2.59)	7		.69		.69		(.25)

(.07)	(.03)	(.10)	9.84	(2.69)[6]	57		.41	[7]	.41	[7]	1.40	[7]
(.16)	(.09)	(.25)	10.21	2.30	47		.44		.44		1.20
(.19)	(.13)	(.32)	10.23	3.18	53		.41		.41		1.28
(.13)	(.10)	(.23)	10.22	2.37	12		.42		.42		.67
(.14)	—	(.14)	10.21	5.12	10		.46		.46		1.24
(.09)	(.13)	(.22)	9.85	(2.27)	9		.45		.45		(.06)

(.08)	(.03)	(.11)	9.84	(2.54)[6]	12		.31	[7]	.31	[7]	1.50	[7]
(.10)	—	(.10)	10.20	2.33 [6]	11		.31	[7]	.31	[7]	1.55	[7]

See end of table for footnotes.

American Funds Mortgage Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2018[4,5]	$10.20	$.06	$(.33)	$(.27)
8/31/2017	10.23	.10	.09	.19
8/31/2016	10.21	.08	.22	.30
8/31/2015	10.21	.02	.17	.19
8/31/2014	9.84	.09	.39	.48
8/31/2013	10.30	(.03)	(.23)	(.26)
Class 529-C:
2/28/2018[4,5]	10.15	.02	(.33)	(.31)
8/31/2017	10.18	.01	.10	.11
8/31/2016	10.17	(.01)	.22	.21
8/31/2015	10.18	(.06)	.17	.11
8/31/2014	9.82	.01	.39	.40
8/31/2013	10.30	(.11)	(.24)	(.35)
Class 529-E:
2/28/2018[4,5]	10.20	.04	(.33)	(.29)
8/31/2017	10.23	.07	.10	.17
8/31/2016	10.21	.05	.22	.27
8/31/2015	10.21	— [8]	.17	.17
8/31/2014	9.84	.06	.39	.45
8/31/2013	10.30	(.05)	(.24)	(.29)
Class 529-T:
2/28/2018[4,5]	10.20	.07	(.33)	(.26)
8/31/2017[4,11]	10.10	.05	.11	.16
Class 529-F-1:
2/28/2018[4,5]	10.20	.07	(.33)	(.26)
8/31/2017	10.23	.12	.09	.21
8/31/2016	10.22	.09	.22	.31
8/31/2015	10.21	.06	.17	.23
8/31/2014	9.84	.11	.39	.50
8/31/2013	10.30	— [8]	(.25)	(.25)
Class R-1:
2/28/2018[4,5]	10.17	.02	(.33)	(.31)
8/31/2017	10.20	.03	.08	.11
8/31/2016	10.19	.01	.22	.23
8/31/2015	10.19	— [8]	.17	.17
8/31/2014	9.84	.14	.38	.52
8/31/2013	10.30	(.06)	(.22)	(.28)

34	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.06)	$(.03)	$(.09)	$9.84	(2.75)%[6]	$21		.74%[7]		.74%[7]		1.06%[7]
(.13)	(.09)	(.22)	10.20	1.98	19		.74		.74		.94
(.15)	(.13)	(.28)	10.23	2.81	18		.76		.76		.71
(.09)	(.10)	(.19)	10.21	1.91	13		.79		.79		.32
(.11)	—	(.11)	10.21	4.87	11		.82		.82		.89
(.07)	(.13)	(.20)	9.84	(2.63)	11		.74		.74		(.26)

(.02)	(.03)	(.05)	9.79	(3.14)[6]	4		1.54	[7]	1.54	[7]	.27 [7]
(.05)	(.09)	(.14)	10.15	1.10	6		1.53		1.53		.14
(.07)	(.13)	(.20)	10.18	2.04	7		1.55		1.55		(.06)
(.02)	(.10)	(.12)	10.17	1.10	5		1.57		1.57		(.47)
(.04)	—	(.04)	10.18	4.05	4		1.62		1.62		.09
— [8]	(.13)	(.13)	9.82	(3.42)	9		1.55		1.55		(1.09)

(.04)	(.03)	(.07)	9.84	(2.86)[6]	2		.97	[7]	.97	[7]	.84 [7]
(.11)	(.09)	(.20)	10.20	1.65	2		.98		.98		.71
(.12)	(.13)	(.25)	10.23	2.66	1		1.01		1.01		.45
(.07)	(.10)	(.17)	10.21	1.65	1		1.04		1.04		.06
(.08)	—	(.08)	10.21	4.59	1		1.08		1.08		.65
(.04)	(.13)	(.17)	9.84	(2.90)	2		1.01		1.01		(.49)

(.07)	(.03)	(.10)	9.84	(2.64)[6,9]	—	[10]	.51	[7,9]	.51	[7,9]	1.29 [7,9]
(.06)	—	(.06)	10.20	1.60 [6,9]	—	[10]	.20	[6,9]	.20	[6,9]	.53 [6,9]

(.07)	(.03)	(.10)	9.84	(2.65)[6]	7		.52	[7]	.52	[7]	1.28 [7]
(.15)	(.09)	(.24)	10.20	2.11	7		.53		.53		1.17
(.17)	(.13)	(.30)	10.23	3.03	6		.55		.55		.89
(.12)	(.10)	(.22)	10.22	2.22	6		.57		.57		.54
(.13)	—	(.13)	10.21	5.08	5		.61		.61		1.10
(.08)	(.13)	(.21)	9.84	(2.45)	4		.54		.54		(.04)

(.02)	(.03)	(.05)	9.81	(3.11)[6]	4		1.49	[7]	1.49	[7]	.32 [7]
(.05)	(.09)	(.14)	10.17	1.13	4		1.49		1.49		.33
(.09)	(.13)	(.22)	10.20	2.27	—	[10]	1.33		1.33		.18
(.07)	(.10)	(.17)	10.19	1.61	—	[10]	1.13		1.13		(.06)
(.17)	—	(.17)	10.19	5.38 [9]	—	[10]	.26	[9]	.26	[9]	1.45 [9]
(.05)	(.13)	(.18)	9.84	(2.73)[9]	1		.98	[9]	.98	[9]	(.59)[9]

See end of table for footnotes.

American Funds Mortgage Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2018[4,5]	$10.15	$.02	$(.33)	$(.31)
8/31/2017	10.18	.02	.10	.12
8/31/2016	10.17	— [8]	.22	.22
8/31/2015	10.18	(.06)	.17	.11
8/31/2014	9.83	.02	.39	.41
8/31/2013	10.30	(.08)	(.23)	(.31)
Class R-2E:
2/28/2018[4,5]	10.19	.04	(.33)	(.29)
8/31/2017	10.21	.06	.11	.17
8/31/2016	10.22	.08	.22	.30
8/31/2015	10.21	.06	.17	.23
8/31/2014[4,13]	10.21	—	—	—
Class R-3:
2/28/2018[4,5]	10.19	.04	(.33)	(.29)
8/31/2017	10.22	.08	.08	.16
8/31/2016	10.21	.04	.22	.26
8/31/2015	10.21	— [8]	.17	.17
8/31/2014	9.84	.08	.39	.47
8/31/2013	10.30	(.03)	(.24)	(.27)
Class R-4:
2/28/2018[4,5]	10.20	.06	(.33)	(.27)
8/31/2017	10.23	.10	.09	.19
8/31/2016	10.22	.08	.22	.30
8/31/2015	10.21	.05	.17	.22
8/31/2014	9.84	.11	.38	.49
8/31/2013	10.30	(.01)	(.24)	(.25)
Class R-5E:
2/28/2018[4,5]	10.20	.08	(.33)	(.25)
8/31/2017	10.23	.13	.10	.23
8/31/2016[4,14]	10.25	.08	.17	.25
Class R-5:
2/28/2018[4,5]	10.20	.07	(.33)	(.26)
8/31/2017	10.23	.13	.10	.23
8/31/2016	10.22	.11	.22	.33
8/31/2015	10.21	.07	.17	.24
8/31/2014	9.84	.15	.37	.52
8/31/2013	10.30	— [8]	(.23)	(.23)

36	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.02)	$(.03)	$(.05)	$9.79	(3.09)%[6]	$3		1.43%[7]		1.43%[7]		.38%[7]
(.06)	(.09)	(.15)	10.15	1.18	3		1.46		1.46		.22
(.08)	(.13)	(.21)	10.18	2.10	3		1.49		1.49		(.01)
(.02)	(.10)	(.12)	10.17	1.08	2		1.62		1.62		(.51)
(.06)	—	(.06)	10.18	4.19 [9]	2		1.47	[9]	1.47	[9]	.23	[9]
(.03)	(.13)	(.16)	9.83	(3.10)[9]	2		1.21	[9]	1.21	[9]	(.75)[9]

(.04)	(.03)	(.07)	9.83	(2.89)[6,9]	—	[10]	1.17	[7,9]	1.01	[7,9]	.80	[7,9]
(.10)	(.09)	(.19)	10.19	1.69 [9]	—	[10]	1.12	[9]	1.11	[9]	.63	[9]
(.18)	(.13)	(.31)	10.21	2.92 [9]	—	[10]	.70	[9]	.60	[9]	.84	[9]
(.12)	(.10)	(.22)	10.22	2.22 [9]	—	[10]	.57	[9]	.57	[9]	.54	[9]
—	—	—	10.21	—	—	[10]	—		—		—

(.04)	(.03)	(.07)	9.83	(2.89)[6]	32		1.04	[7]	1.04	[7]	.77	[7]
(.10)	(.09)	(.19)	10.19	1.59	26		1.02		1.02		.79
(.12)	(.13)	(.25)	10.22	2.57	3		1.00		1.00		.52
(.07)	(.10)	(.17)	10.21	1.68	2		1.01		1.01		.09
(.10)	—	(.10)	10.21	4.78 [9]	2		.92	[9]	.92	[9]	.81	[9]
(.06)	(.13)	(.19)	9.84	(2.67)[9]	2		.80	[9]	.80	[9]	(.34)[9]

(.06)	(.03)	(.09)	9.84	(2.72)[6]	4		.67	[7]	.67	[7]	1.15	[7]
(.13)	(.09)	(.22)	10.20	1.94	2		.69		.69		.97
(.16)	(.13)	(.29)	10.23	2.93	3		.65		.65		.88
(.11)	(.10)	(.21)	10.22	2.16	2		.63		.63		.48
(.12)	—	(.12)	10.21	5.06	2		.63		.63		1.06
(.08)	(.13)	(.21)	9.84	(2.50)	2		.60		.60		(.13)

(.08)	(.03)	(.11)	9.84	(2.54)[6]	—	[10]	.46	[7]	.37	[7]	1.43	[7]
(.17)	(.09)	(.26)	10.20	2.25	—	[10]	.56		.40		1.28
(.14)	(.13)	(.27)	10.23	2.39 [6]	—	[10]	.53	[7]	.53	[7]	1.01	[7]

(.07)	(.03)	(.10)	9.84	(2.57)[6]	1		.37	[7]	.37	[7]	1.45	[7]
(.17)	(.09)	(.26)	10.20	2.25	1		.38		.38		1.31
(.19)	(.13)	(.32)	10.23	3.19	1		.39		.39		1.14
(.13)	(.10)	(.23)	10.22	2.40	—	[10]	.38		.38		.72
(.15)	—	(.15)	10.21	5.29	—	[10]	.43		.43		1.48
(.10)	(.13)	(.23)	9.84	(2.29)	5		.38		.38		.05

See end of table for footnotes.

American Funds Mortgage Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2018[4,5]	$10.20	$.08	$(.33)	$(.25)
8/31/2017	10.23	.14	.09	.23
8/31/2016	10.22	.11	.22	.33
8/31/2015	10.21	.08	.17	.25
8/31/2014	9.84	.13	.39	.52
8/31/2013	10.30	.02	(.25)	(.23)

Portfolio turnover rate for all share	Six months ended February 28,	Year ended August 31
classes[15]	2018[4,5,6]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	50%	104%	159%	130%	Not available

Including mortgage dollar roll transactions	470%	635%	1,041%	1,205%	812%	658%

See Notes to Financial Statements

38	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]

$(.08)	$(.03)	$(.11)	$9.84	(2.54)%[6]	$3,958	.30%[7]	.30%[7]	1.51%[7]
(.17)	(.09)	(.26)	10.20	2.33	3,227	.31	.31	1.40
(.19)	(.13)	(.32)	10.23	3.27	2,157	.31	.31	1.16
(.14)	(.10)	(.24)	10.22	2.48	1,553	.32	.32	.80
(.15)	—	(.15)	10.21	5.33	961	.36	.36	1.32
(.10)	(.13)	(.23)	9.84	(2.25)	541	.32	.32	.18

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Mortgage Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2017, through February 28, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	American Funds Mortgage Fund

	Beginning account value 9/1/2017	Ending account value 2/28/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$972.75	$3.33	.68%
Class A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class C – actual return	1,000.00	968.88	7.22	1.48
Class C – assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class T – actual return	1,000.00	973.93	2.20	.45
Class T – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class F-1 – actual return	1,000.00	972.66	3.42	.70
Class F-1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class F-2 – actual return	1,000.00	973.13	2.01	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 – actual return	1,000.00	974.56	1.52	.31
Class F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-A – actual return	1,000.00	972.46	3.62	.74
Class 529-A – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-C – actual return	1,000.00	968.59	7.52	1.54
Class 529-C – assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-E – actual return	1,000.00	971.40	4.74	.97
Class 529-E – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-T – actual return	1,000.00	973.63	2.50	.51
Class 529-T – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 529-F-1 – actual return	1,000.00	973.52	2.54	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 – actual return	1,000.00	968.92	7.27	1.49
Class R-1 – assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-2 – actual return	1,000.00	969.07	6.98	1.43
Class R-2 – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2E – actual return	1,000.00	971.15	4.94	1.01
Class R-2E – assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class R-3 – actual return	1,000.00	971.08	5.08	1.04
Class R-3 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class R-4 – actual return	1,000.00	972.79	3.28	.67
Class R-4 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5E – actual return	1,000.00	974.59	1.81	.37
Class R-5E – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-5 – actual return	1,000.00	974.28	1.81	.37
Class R-5 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 – actual return	1,000.00	974.60	1.47	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Mortgage Fund	41

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42	American Funds Mortgage Fund

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American Funds Mortgage Fund	43

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2018, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®

Investment portfolio

February 28, 2018

unaudited

Bonds, notes & other debt instruments 92.81% Mortgage-backed obligations 56.24% Federal agency mortgage-backed obligations 54.47%	Principal amount (000)	Value (000)
Fannie Mae 2.50% 20331	$2,148	$2,084
Fannie Mae 2.50% 20331	627	605
Fannie Mae 3.00% 20331	431	421
Fannie Mae 3.50% 20331,2	130,000	131,990
Fannie Mae 3.50% 20341	24,110	24,484
Fannie Mae 4.00% 20361	7,080	7,340
Fannie Mae 4.00% 20361	6,471	6,709
Fannie Mae 4.00% 20361	4,301	4,459
Fannie Mae 4.00% 20361	3,990	4,137
Fannie Mae 4.00% 20361	2,034	2,109
Fannie Mae 4.00% 20361	899	932
Fannie Mae 4.00% 20371	17,691	18,342
Fannie Mae 5.00% 20401	1,012	1,057
Fannie Mae 2.275% 20431	192	175
Fannie Mae 2.275% 20431	125	114
Fannie Mae 2.275% 20431	108	98
Fannie Mae 2.275% 20431	84	77
Fannie Mae 2.525% 20431	218	205
Fannie Mae 2.525% 20431	144	135
Fannie Mae 2.525% 20431	143	134
Fannie Mae 2.525% 20431	140	131
Fannie Mae 2.525% 20431	132	124
Fannie Mae 2.525% 20431	127	119
Fannie Mae 2.525% 20431	120	113
Fannie Mae 2.525% 20431	103	96
Fannie Mae 2.525% 20431	101	95
Fannie Mae 2.525% 20431	97	91
Fannie Mae 2.525% 20431	86	81
Fannie Mae 2.525% 20431	82	77
Fannie Mae 2.525% 20431	81	76
Fannie Mae 2.525% 20431	82	76
Fannie Mae 2.525% 20431	69	64
Fannie Mae 2.525% 20431	65	61
Fannie Mae 2.525% 20431	51	48
Fannie Mae 2.775% 20431	440	421
Fannie Mae 2.775% 20431	361	345
Fannie Mae 2.775% 20431	336	321
Fannie Mae 2.775% 20431	283	270
Fannie Mae 2.775% 20431	226	216
Fannie Mae 2.775% 20431	215	205
Fannie Mae 2.775% 20431	129	123
Fannie Mae 2.775% 20431	128	122
Fannie Mae 2.775% 20431	107	102
Fannie Mae 2.775% 20431	106	101
Fannie Mae 2.775% 20431	102	97
Fannie Mae 2.775% 20431	101	96

American Funds Mortgage Fund — Page 1 of 8

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 20431	$65	$62
Fannie Mae 2.775% 20431	62	59
Fannie Mae 2.775% 20431	59	57
Fannie Mae 2.775% 20431	56	53
Fannie Mae 2.775% 20431	46	44
Fannie Mae 3.025% 20431	346	336
Fannie Mae 3.025% 20431	211	205
Fannie Mae 3.025% 20431	190	185
Fannie Mae 3.025% 20431	170	165
Fannie Mae 3.025% 20431	137	133
Fannie Mae 3.025% 20431	108	105
Fannie Mae 3.025% 20431	97	95
Fannie Mae 3.025% 20431	87	85
Fannie Mae 3.025% 20431	84	82
Fannie Mae 3.025% 20431	78	75
Fannie Mae 3.025% 20431	45	43
Fannie Mae 3.275% 20431	215	212
Fannie Mae 3.275% 20431	161	159
Fannie Mae 3.275% 20431	73	72
Fannie Mae 3.275% 20431	62	61
Fannie Mae 3.275% 20431	33	32
Fannie Mae 4.00% 20431	7,005	7,228
Fannie Mae 4.00% 20451	11,205	11,564
Fannie Mae 4.00% 20461	8,081	8,323
Fannie Mae 4.00% 20471	73,599	75,811
Fannie Mae 4.00% 20471	52,844	54,445
Fannie Mae 4.00% 20471	27,595	28,325
Fannie Mae 4.00% 20471	21,522	22,174
Fannie Mae 4.00% 20471	21,409	22,058
Fannie Mae 4.00% 20471	9,548	9,836
Fannie Mae 4.00% 20471	5,076	5,229
Fannie Mae 4.00% 20471	4,557	4,678
Fannie Mae 4.00% 20471	2,752	2,835
Fannie Mae 4.50% 20471	6,446	6,618
Fannie Mae 4.50% 20471	526	552
Fannie Mae 3.50% 20481,2	207,290	206,658
Fannie Mae 4.00% 20481,2	500,000	511,419
Fannie Mae 4.00% 20481,2	208,848	213,226
Fannie Mae 4.50% 20481,2	25,000	26,147
Fannie Mae 4.50% 20481,2	19,400	20,253
Fannie Mae 3.50% 20531	1,939	1,902
Freddie Mac 4.00% 20361	1,823	1,879
Freddie Mac 4.00% 20361	1,805	1,872
Freddie Mac 4.00% 20361	1,289	1,339
Freddie Mac 6.00% 20381	155	173
Freddie Mac 4.00% 20411	368	378
Freddie Mac 3.50% 20461	409	408
Freddie Mac 4.00% 20461	14,137	14,551
Freddie Mac 4.50% 20461	1,750	1,835
Freddie Mac 4.00% 20471	9,349	9,619
Freddie Mac 4.00% 20471	3,678	3,715
Freddie Mac 4.00% 20481,2	129,200	132,148
Freddie Mac 4.00% 20481,2	25,000	25,613
Freddie Mac Pool #760014 2.976% 20451,3	22,732	22,709

American Funds Mortgage Fund — Page 2 of 8

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 20231	$480	$473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 20561	25,192	24,711
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 20561	18,033	17,502
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 20561,3	12,938	12,573
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	16,698	16,305
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20571	99,922	95,852
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	61,205	60,882
Government National Mortgage Assn. 4.00% 20321	940	974
Government National Mortgage Assn. 4.00% 20321	628	652
Government National Mortgage Assn. 6.50% 20321	1,008	1,125
Government National Mortgage Assn. 3.75% 20341	1,321	1,350
Government National Mortgage Assn. 4.25% 20341	1,247	1,305
Government National Mortgage Assn. 3.25% 20351	3,145	3,158
Government National Mortgage Assn. 3.25% 20351	1,887	1,894
Government National Mortgage Assn. 3.25% 20351	1,644	1,651
Government National Mortgage Assn. 3.25% 20351	1,557	1,563
Government National Mortgage Assn. 5.00% 20351	790	839
Government National Mortgage Assn. 3.75% 20371	551	565
Government National Mortgage Assn. 6.50% 20381	362	400
Government National Mortgage Assn. 6.50% 20381	66	70
Government National Mortgage Assn. 6.50% 20381	57	59
Government National Mortgage Assn. 6.00% 20391	3,394	3,795
Government National Mortgage Assn. 3.25% 20401	1,191	1,192
Government National Mortgage Assn. 3.25% 20401	1,161	1,161
Government National Mortgage Assn. 3.25% 20401	819	818
Government National Mortgage Assn. 5.00% 20401	234	246
Government National Mortgage Assn. 5.50% 20401	3,565	3,920
Government National Mortgage Assn. 4.00% 20411	1,140	1,137
Government National Mortgage Assn. 4.50% 20411	1,556	1,625
Government National Mortgage Assn. 4.50% 20411	994	1,010
Government National Mortgage Assn. 4.50% 20411	897	912
Government National Mortgage Assn. 4.50% 20411	776	809
Government National Mortgage Assn. 4.50% 20411	289	301
Government National Mortgage Assn. 5.00% 20411	3,597	3,783
Government National Mortgage Assn. 5.00% 20411	2,529	2,661
Government National Mortgage Assn. 5.00% 20411	1,030	1,090
Government National Mortgage Assn. 6.50% 20411	345	381
Government National Mortgage Assn. 2.75% 20421	571	547
Government National Mortgage Assn. 2.75% 20421	566	544
Government National Mortgage Assn. 2.75% 20421	415	399
Government National Mortgage Assn. 2.75% 20421	398	382
Government National Mortgage Assn. 2.75% 20421	290	278
Government National Mortgage Assn. 2.75% 20421	267	257
Government National Mortgage Assn. 2.75% 20421	71	68
Government National Mortgage Assn. 3.50% 20421	679	687
Government National Mortgage Assn. 3.50% 20421	669	677
Government National Mortgage Assn. 4.00% 20421	868	894
Government National Mortgage Assn. 4.00% 20421	717	737
Government National Mortgage Assn. 4.00% 20421	655	674
Government National Mortgage Assn. 4.50% 20421	1,738	1,811
Government National Mortgage Assn. 3.50% 20431	919	931
Government National Mortgage Assn. 3.50% 20431	923	930
Government National Mortgage Assn. 4.00% 20431	947	961
Government National Mortgage Assn. 3.75% 20441	1,750	1,795

American Funds Mortgage Fund — Page 3 of 8

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.25% 20441	$959	$1,000
Government National Mortgage Assn. 4.50% 20451	164	173
Government National Mortgage Assn. 4.00% 20461	7,622	7,761
Government National Mortgage Assn. 4.00% 20461	5,586	5,686
Government National Mortgage Assn. 4.00% 20471	41,156	42,308
Government National Mortgage Assn. 4.00% 20481,2	115,006	117,836
Government National Mortgage Assn. 4.00% 20481,2	32,494	33,248
Government National Mortgage Assn. 4.50% 20481,2	121,825	126,546
Government National Mortgage Assn. 4.50% 20481,2	75,000	77,965
Government National Mortgage Assn. 4.801% 20611	114	115
Government National Mortgage Assn. 5.158% 20621	125	128
Government National Mortgage Assn. 5.404% 20641	9	9
Government National Mortgage Assn. 4.875% 20651	1,475	1,502
Government National Mortgage Assn. 4.769% 20661	445	452
Government National Mortgage Assn. 5.173% 20661	425	435
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 20611,3	168	170
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.556% 20621,3	17,536	369
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.739% 20661,3	112,867	1,894
		2,366,031
Collateralized mortgage-backed (privately originated) 1.70%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.571% 20241,3	47	47
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 20271,3,4	13,691	13,683
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,3,4	4,126	4,099
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,4	3,238	3,231
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20271,4	5,691	5,684
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	9,116	9,057
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.221% 20571,3,4	6,818	6,860
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,3,4	15,486	15,312
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,3,4	15,713	15,712
		73,685
Commercial mortgage-backed securities 0.07%
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class ASB, 3.676% 20461	3,000	3,055
Total mortgage-backed obligations		2,442,771
U.S. Treasury bonds & notes 23.82% U.S. Treasury 16.87%
U.S. Treasury 1.625% 2019	165,000	164,137
U.S. Treasury 1.875% 2019	71,000	70,541
U.S. Treasury 1.50% 2020	3,098	3,044
U.S. Treasury 1.75% 2021	5,000	4,859
U.S. Treasury 2.00% 2021	24,000	23,650
U.S. Treasury 2.00% 2021	12,000	11,758
U.S. Treasury 1.75% 2022	20,000	19,378
U.S. Treasury 1.875% 2022	84,000	81,618
U.S. Treasury 1.875% 2022	76,000	73,533
U.S. Treasury 1.875% 2022	28,000	27,234
U.S. Treasury 2.00% 2022	25,500	24,777
U.S. Treasury 2.125% 20225	111,000	108,382
U.S. Treasury 1.625% 2023	35,321	33,507
U.S. Treasury 1.625% 2023	5,000	4,748
U.S. Treasury 2.50% 2023	24,679	24,439
U.S. Treasury 2.125% 2024	10,000	9,604

American Funds Mortgage Fund — Page 4 of 8

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 20245	$28,000	$27,594
U.S. Treasury 2.875% 2046	21,000	19,984
		732,787
U.S. Treasury inflation-protected securities 6.95%
U.S. Treasury Inflation-Protected Security 0.125% 20226	56,317	55,440
U.S. Treasury Inflation-Protected Security 0.375% 20255,6	29,836	29,294
U.S. Treasury Inflation-Protected Security 2.00% 20266	48,815	53,676
U.S. Treasury Inflation-Protected Security 0.50% 20286	104,318	86,510
U.S. Treasury Inflation-Protected Security 2.125% 20416	540	676
U.S. Treasury Inflation-Protected Security 0.75% 20426	33,075	31,661
U.S. Treasury Inflation-Protected Security 1.375% 20446	40,826	44,624
		301,881
Total U.S. Treasury bonds & notes		1,034,668
Federal agency bonds & notes 9.84%
Fannie Mae 0.875% 2019	100,000	98,138
Fannie Mae 1.875% 2022	138,000	134,130
Fannie Mae 2.00% 2022	201,000	195,123
		427,391
Asset-backed obligations 2.90%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.87% 20191	635	635
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20201	2,699	2,693
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20201	8,557	8,534
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 20251,3,4	1,143	1,146
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 20251,3,4	2,230	2,234
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 20261,3,4	5,240	5,248
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20211	4,315	4,308
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20201	5,390	5,385
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 20201	25,295	25,248
CIFC Funding Ltd., Series 2013-4A, Class A1R, (3-month USD-LIBOR + 1.12%) 3.076% 20241,3,4	4,666	4,677
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.694% 20261,3,4	4,000	4,008
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20231,4	403	403
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20191,4	472	473
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 20191,4	361	361
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 20201,4	1,428	1,424
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,4	2,650	2,643
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20201,4	826	824
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20191	1,075	1,075
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20191	1,556	1,555
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20201,4	1,102	1,101
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20201,4	4,082	4,077
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.702% 20251,3,4	1,039	1,041
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 20201,4	203	203
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20211,4	10,023	9,975
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20201	6,066	6,062
Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.07% 20201	127	127
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 20201	122	122
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20201	3,279	3,281
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 20201	3,861	3,865

American Funds Mortgage Fund — Page 5 of 8

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.245% 20231,3	$1,709	$1,750
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.021% 20251,3	172	171
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 20251,3,4	845	847
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 20251,3,4	2,834	2,839
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.672% 20261,3,4	4,765	4,777
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 20191,4	1,468	1,466
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20201,4	6,006	5,998
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20201,4	5,230	5,215
		125,791
Corporate bonds & notes 0.01% Financials 0.01%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 20191,3,4,7,8	641	641
Total corporate bonds & notes		641
Total bonds, notes & other debt instruments (cost: $4,073,333,000)		4,031,262
Short-term securities 44.55%
Apple Inc. 1.56%–1.65% due 3/27/2018–4/17/20184	105,000	104,847
CAFCO, LLC 1.55% due 5/8/20184	7,100	7,074
Chariot Funding, LLC 1.45% due 3/16/20184	22,800	22,784
Chevron Corp. 1.66% due 4/2/20184	15,800	15,777
Emerson Electric Co. 1.51%–1.53% due 3/12/2018–3/19/20184	76,000	75,949
Fannie Mae 1.30% due 3/28/2018	25,000	24,972
Federal Home Loan Bank 1.31%–1.61% due 3/6/2018–5/16/2018	888,200	886,722
IBM Credit LLC 1.45%–1.69% due 3/7/2018–4/24/20184	110,000	109,864
Intel Corp. 1.51% due 3/6/2018	65,200	65,184
John Deere Canada ULC 1.57% due 3/5/20184	49,100	49,090
Pfizer Inc. 1.50% due 3/12/20184	19,400	19,390
Qualcomm Inc. 1.59% due 4/3/20184	25,000	24,961
U.S. Treasury Bills 1.39%–1.51% due 4/19/2018–6/14/2018	305,200	304,084
Unilever Capital Corp. 1.37% due 3/1/20184	31,800	31,799
United Parcel Service Inc. 1.58% due 3/21/20184	42,600	42,561
Wal-Mart Stores, Inc. 1.51% due 3/7/20184	75,000	74,979
Walt Disney Co. 1.50%–1.63% due 3/26/2018–4/27/20184	75,000	74,835
Total short-term securities (cost: $1,935,154,000)		1,934,872
Total investment securities 137.36% (cost: $6,008,487,000)		5,966,134
Other assets less liabilities (37.36)%		(1,622,673)
Net assets 100.00%		$4,343,461

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 2/28/201810 (000)	Unrealized appreciation (depreciation) at 2/28/2018 (000)
20 Year U.S. Treasury Bond Futures	Long	233	June 2018	$23,300	$33,421	$48
30 Year Ultra U.S. Treasury Bond Futures	Long	32	June 2018	3,200	4,988	20
10 Year Ultra U.S. Treasury Note Futures	Short	596	June 2018	(59,600)	(76,325)	(305)

American Funds Mortgage Fund — Page 6 of 8

unaudited

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 2/28/201810 (000)	Unrealized appreciation (depreciation) at 2/28/2018 (000)
5 Year U.S. Treasury Note Futures	Long	18,910	July 2018	$1,891,000	$2,154,410	$(2,448)
90 Day Euro Dollar Futures	Long	2,600	December 2018	650,000	633,555	(996)
						$(3,681)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
2.088%	U.S. EFFR	2/6/2020	$270,000	$(282)	$—	$(282)
2.0115%	U.S. EFFR	2/8/2020	325,000	(832)	—	(832)
3-month USD-LIBOR	1.217%	9/22/2021	70,000	3,520	—	3,520
3-month USD-LIBOR	1.225%	9/22/2021	70,000	3,501	—	3,501
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	4,877	—	4,877
2.0145%	3-month USD-LIBOR	10/20/2021	200,000	(4,691)	—	(4,691)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	1,262	—	1,262
2.009%	3-month USD-LIBOR	10/4/2022	102,000	(3,222)	—	(3,222)
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	(3,473)	—	(3,473)
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	4,818	—	4,818
3-month USD-LIBOR	2.24%	12/5/2026	85,400	4,135	—	4,135
3-month USD-LIBOR	2.27%	12/5/2026	69,600	3,205	—	3,205
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(322)	—	(322)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	627	—	627
3-month USD-LIBOR	2.454%	1/15/2045	7,000	681	—	681
3-month USD-LIBOR	2.516%	10/20/2045	15,000	1,297	—	1,297
3-month USD-LIBOR	2.525%	10/20/2045	10,000	847	—	847
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	1,334	—	1,334
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	500	—	500
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	394	—	394
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	1,125	—	1,125
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	972	—	972
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	1,080	—	1,080
3-month USD-LIBOR	2.33725%	2/1/2046	25,000	3,061	—	3,061
3-month USD-LIBOR	1.991%	6/13/2046	6,000	1,157	—	1,157
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	772	—	772
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	2,777	—	2,777
3-month USD-LIBOR	2.7265%	12/22/2046	34,000	1,554	—	1,554
U.S. EFFR	2.5635%	2/12/2048	45,279	(181)	—	(181)
					$—	$30,493

American Funds Mortgage Fund — Page 7 of 8

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Purchased on a TBA basis.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $789,169,000, which represented 18.17% of the net assets of the fund.
5	A portion of this security was pledged as collateral. The total value of pledged collateral was $54,633,000, which represented 1.26% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $641,000, which represented .01% of the net assets of the fund.
8	Value determined using significant unobservable inputs.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-042-0418O-S60607	American Funds Mortgage Fund — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 30, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2018